S-K 1604, De-SPAC Transaction	Aug. 24, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The Board of Directors of Viking (the “Viking Board”) has unanimously determined that the Business Combination and the transactions contemplated by the Business Combination Agreement are advisable and in the best interests of Viking and its shareholders. For more information about the Viking Board’s decision-making process, see the subsection entitled “The Business Combination — The Viking Board’s Reasons for Approval of the Business Combination.” In considering the unanimous recommendation of the Viking Board to vote in favor of the Business Combination, Viking Public Shareholders should be aware that, aside from their interests as shareholders, Sponsor and certain members of Viking management have interests in the Business Combination that are different from, or in addition to, those of other Viking Public Shareholders generally. Viking’s directors were aware of and considered these interests, among other matters, in evaluating the Business Combination, and in recommending to Viking Shareholders that they approve the Business Combination. Viking Shareholders should take these interests into account in deciding whether to approve the Business Combination. In addition, aside from their interests as shareholders, members of NorthStar management have interests in the Business Combination that are different from, or in addition to, those of other NorthStar Securityholders generally. NorthStar’s directors were aware of and considered these interests, among other matters, in evaluating the Business Combination. See “The Business Combination — Interests of Certain Persons in the Business Combination” for a description of such potential conflicts of interest.

Viking is providing the accompanying proxy statement/prospectus and accompanying proxy card to Viking Shareholders in connection with the solicitation of proxies to be voted at the Viking Shareholders’ Meeting and at any adjournments or postponements of the Viking Shareholders’ Meeting. Information about the Viking Shareholders’ Meeting, the Business Combination and other related business to be considered by Viking Shareholders at the Viking Shareholders’ Meeting is included in the accompanying proxy statement/prospectus. Whether or not you plan to attend the Viking Shareholders’ Meeting, all Viking Shareholders are urged to read carefully and in its entirety the accompanying proxy statement/prospectus, including the annexes and the accompanying financial statements of NorthStar and Viking. In particular, you are urged to carefully read the section entitled “Risk Factors” beginning on page 23 of the accompanying proxy statement/prospectus.

The Viking Board has unanimously approved the Business Combination Agreement and the transactions contemplated therein, and unanimously recommends that Viking Shareholders vote “FOR” the adoption of the Business Combination Agreement and approval of the transactions contemplated thereby, including the Business Combination, and “FOR” all other Proposals presented to Viking Shareholders in the accompanying proxy statement/prospectus. When you consider the Viking Board’s recommendation of the Proposals, you should keep in mind that certain members of Viking management have interests in the Business Combination that may conflict with your interests as a shareholder. Please see the subsection entitled “The Business Combination — Interests of Certain Persons in the Business Combination” for additional information.

Your vote is very important, regardless of the number of Viking Common Shares you own. To ensure your representation at the Viking Shareholders’ Meeting, please complete, sign, date and return the enclosed proxy card in the postage-paid envelope provided or submit your proxy by telephone or over the internet by following the instructions on your proxy card. If you hold your Viking Common Shares in “street name,” which means your shares are held of record by a broker, bank or other nominee, you should follow the instructions provided by your broker, bank or nominee to ensure that votes related to the shares you beneficially own are properly counted. Please submit your proxy promptly, whether or not you expect to attend the Viking Shareholders’ Meeting, but in any event, no later than August 31, 2026, at 11:59 p.m., Eastern Time, which is two business days prior to the Viking Shareholders’ Meeting.

On behalf of the Viking Board, I would like to thank you for your support of Viking Acquisition Corp. I and look forward to a successful completion of the Business Combination.